RETIREMENT PLANS (Details 4) (U.S. Pension and Postretirement Health Care Benefits, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Actual return on plan assets
Fair value of plan assets, end of year	$ 1,368.7	$ 1,008.5
Level 3
Actual return on plan assets
Fair value of plan assets, end of year	168.6	66.0
HEDGE FUNDS
Actual return on plan assets
Fair value of plan assets, end of year	127.1	55.4
HEDGE FUNDS | Level 3
Defined benefit plan fair value of plan assets level three activity
Fair value of plan assets, beginning of year	55.4	49.3
Assumed through Nalco merger	25.9
Actual return on plan assets
Unrealized gains (losses)	(0.9)	2.6
Purchases, sales and settlements, net	46.7	3.5
Fair value of plan assets, end of year	127.1	55.4
PRIVATE EQUITY
Actual return on plan assets
Fair value of plan assets, end of year	41.5	10.6
PRIVATE EQUITY | Level 3
Defined benefit plan fair value of plan assets level three activity
Fair value of plan assets, beginning of year	10.6	3.1
Assumed through Nalco merger	21.0
Actual return on plan assets
Unrealized gains (losses)	2.7	1.1
Realized losses		(0.2)
Purchases, sales and settlements, net	7.2	6.6
Fair value of plan assets, end of year	$ 41.5	$ 10.6